FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF CASH FLOWS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net cash provided by operating activities	$ 2,462,652	$ 638,989	$ 209,703
INVESTING ACTIVITIES
Net cash used in investing activities	(998,416)	(781,894)	(118,487)
FINANCING ACTIVITIES
Proceeds from options exercised	995	2,139	580
Repurchase of ordinary shares	124,929
Net cash (used in) provided by financing activities	1,472,091	736,225	(95,471)
Net increase in cash, cash equivalents and restricted cash	2,796,385	605,562	3,110
Cash, cash equivalents and restricted cash at the beginning of the year (includes $845,199, nil and nil of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2020, 2021 and 2022)	723,966	118,404	115,294
Cash, cash equivalents and restricted cash at the end of the year	3,520,351	723,966	118,404
Parent Company
OPERATING ACTIVITIES
Net cash provided by operating activities	124,048	(736)	(1,066)
FINANCING ACTIVITIES
Proceeds from options exercised	995	2,139	580
Repurchase of ordinary shares	(124,929)
Net cash (used in) provided by financing activities	(123,934)	2,139	580
Net increase in cash, cash equivalents and restricted cash	114	1,403	(486)
Cash, cash equivalents and restricted cash at the beginning of the year (includes $845,199, nil and nil of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2020, 2021 and 2022)	2,263	860	1,346
Cash, cash equivalents and restricted cash at the end of the year	$ 2,377	$ 2,263	$ 860